RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 15):

(in thousands of $)	2014	2013
Amounts due from:
Frontline Charterers	30,714	—
Frontline Ltd	9,012	10,016
UFC	232	770
Deep Sea	1,338	—
NADL	—	2,163
Seadrill	111,195	300
Total amount due from related parties	152,491	13,249
Loans to related parties - associated companies, long-term
SFL West Polaris	—	100,383
SFL Deepwater	100,036	115,222
SFL Hercules	135,250	120,110
SFL Linus	110,745	195,000
Total loans to related parties - associated companies, long-term	346,031	530,715
Loans to related parties - others, long-term
Frontline Ltd	79,294	48,847
Total loans to related parties - others, long-term	79,294	48,847
Amounts due to:
Frontline Charterers	196	815
Frontline Management	848	1,011
Bluelot	—	6,064
Corte Real	—	6,018
Other related parties	65	57
Total amount due to related parties	1,109	13,965

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, Seadrill, Deep Sea and UFC is as follows:

(in millions of $)	2014	2013	2012
Operating lease income	26.4	24.0	20.7
Direct financing lease interest income	45.4	55.4	59.2
Finance lease service revenue	46.5	52.4	64.8
Direct financing lease repayments	43.1	47.4	52.8
Profit sharing revenues	33.8	0.8	52.2